Note 40 - Fee and commission income and expenses - Fee And Commission Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Fee And Commission Income Expenses
Bills receivables	€ 27,000,000	€ 39,000,000		€ 39,000,000
Demand Accounts	322,000,000	301,000,000		249,000,000
Credit and Debit Cards	2,089,000,000	2,862,000,000		2,690,000,000
Checks	136,000,000	198,000,000		188,000,000
Transfers and other payment orders Income	555,000,000	623,000,000		595,000,000
Insurance product commissions	159,000,000	158,000,000		169,000,000
Loans Granted Pledges	185,000,000	187,000,000		183,000,000
Other Pledges And Financial Guarantees	349,000,000	377,000,000		374,000,000
Asset Management	1,100,000,000	1,026,000,000		986,000,000
Securities fees	367,000,000	294,000,000		301,000,000
Custody securities	135,000,000	123,000,000		123,000,000
Other fee and commission income	556,000,000	599,000,000		564,000,000
Total Fee And commission income (Income Statement)	€ 5,980,000,000	€ 6,786,000,000	[1]	€ 6,462,000,000	[1]

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).